Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Drew and Magni Partners (Bermuda) Ltd.(“Magni”)

Drew is considered a related party due to its significant ownership in the Company and Magni is considered a related party as a result of being an affiliate of Drew. As of December 31, 2023, Drew holds 31.5% of the Company’s outstanding common shares.

In March 2022, the Company entered into a $15.0 million revolving credit facility agreement with Magni. The facility was unsecured and interest-bearing at a rate of LIBOR for the applicable interest periods under the facility, plus a margin of 8% p.a. The Magni Facility was available to the Company until December 31, 2023 and was to be repaid latest on December 31, 2024. In December 2022, the revolving credit facility was cancelled and a new revolving credit facility with Drew was entered into on the same terms. $1.0 million was drawn on December 19, 2022 and remained outstanding as of December 31, 2022. In the year ended December 31, 2023, the Company drew down an additional $1.0 million and subsequently repaid the full outstanding amount of $2.0 million.

Effective December 18, 2023, an addendum to the Drew facility was executed, decreasing the maximum amount available under the facility from $15.0 million to $10.0 million, and extending the maturity of the facility from December 31, 2024 to December 31, 2025. In addition, the addendum extended the drawdown window to December 31, 2024 and aligned the interest rate with the Term Secured Overnight Financing Rate (“SOFR”). The amended facility bears interest for the applicable interest periods under the facility, at a rate of SOFR plus a margin of 8% p.a.

As of December 31, 2023, the Company has $10.0 million available to drawdown from this facility.

Management agreement

In October 2021, the Company signed an agreement with 2020 Bulkers Management AS to purchase certain management services (this agreement replaced the agreement signed in June 2021). The contracted management of Himalaya Shipping are all employees of 2020 Bulkers Management AS. 2020 Bulkers Management AS was considered a related party at the time of the transaction. For the period from incorporation on March 17, 2021, until December 31, 2021, 2020 Bulkers Management AS charged Himalaya Shipping Ltd. and its subsidiaries US$0.3 million (US$0.1 million was recorded as general and administrative expenses in the Consolidated Statements of Operations and US$0.2 million was capitalized to “Newbuildings” on the Consolidated Balance Sheets). From the year ended December 31, 2022, 2020 Bulkers Management AS is no longer considered a related party due to Drew’s reduced ownership in 2020 Bulkers Ltd.

Corporate support agreement

The Company’s incorporator and initial, sole shareholder, Magni has been the key initiator of the Himalaya project and has provided corporate and financial assistance throughout the process, including extensive assistance in connection with obtaining the financing for the installments to date as well as the private placements. The Company has entered into a corporate support agreement with Magni whereby Magni is compensated for its services to the Group since the inception of the Company, and for its key role in identifying and pursuing business opportunities for the Group (the “Corporate Support Agreement”). As Magni indirectly held a controlling interest in the Company at the time the Corporate Support Agreement was entered into, the Company treated the Corporate Support Agreement as a related party transaction. Pursuant to the Corporate Support Agreement, Magni continued to support the Company’s business development through assisting with the pre-financing and post-financing of the Company’s newbuilding program, in finding employment for the vessels, in recruiting suitable individuals to the Company’s organization and with general high-level administrative support. The parties agreed in 2021 that compensation in the amount of $2.7 million was to be paid by the Company to Magni in four equal tranches.

The tranches were split equally on each of the first four newbuildings delivered from New Times Shipyard in 2023, so that $0.7 million was payable on each such delivery. Such amount equals the address commission received on the first four vessels, which was agreed with the yard before the project opened to external investors.

As of December 31, 2022, the balance of related party liabilities for services provided was $2.7 million. Following the delivery of the first four vessels in the year ended December 31, 2023, the total fee of $2.7 million was paid.

Affinity Shipholdings I LLP and affiliated companies (“Affinity”)

As of December 31, 2022, Affinity was considered a related party due to being a principal shareholder. As of December 31, 2023, Affinity holds 7.7% of the Company’s outstanding common shares and is no longer considered a related party due to Affinity’s reduced ownership in the Company.

Affinity is the broker between New Times Shipyard and Himalaya Shipping for the twelve newbuilding contracts. No consideration has or will be paid from Himalaya Shipping to Affinity.

Affinity is the broker on the fixed time charter agreement the Company has entered into. Affinity receives 1.25% of the charter hire of $30,000 per day. Amounts paid to Affinity during the year ended December 31, 2023 for the commission on the charter hire was $0.1 million.